Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001121624
Calvert Global Energy Solutions Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calvert Global Energy Solutions Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of the Calvert Global Energy Research Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 51 of this Prospectus and page 8 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 51 of this Prospectus and page 8 of the Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund concentrates (invests more than 25% of its total assets) in the sustainable energy solutions industry and normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions or that are significantly involved in the sustainable energy solutions industry. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The companies in which the Fund invests operate businesses, business units or business lines that (i) contribute to growth and innovation in renewable energy industries and the commercial adoption of renewable energy sources, including solar, wind, biomass, waste-to-energy, geothermal, biofuels, hydropower, and landfill gas recovery, (ii) manufacture technologies that minimize greenhouse gas emissions, (iii) provide energy storage solutions, (iv) distribute energy produced from renewable energy sources, (v) deliver products and services that improve energy efficiency and reduce greenhouse gas emissions across economic sectors, (vi) demonstrate leadership in the most energy-intensive industries through the minimization of their energy use and carbon footprint, (vii) are electric utility and independent power producers that are leading the transition from fossil fuels to renewable energy, or (viii) contribute to the electrification of the transportation system. The Fund does not invest in companies with significant fossil fuel reserves (including natural gas reserves) and seeks to minimize its exposure to fossil fuel extraction and nuclear energy production.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many companies operating in the sustainable energy solutions industry are at a relatively early stage of development. Up to 5% of the Fund may be invested in High Social Impact Investments and Special Equities that provide financing to address global energy challenges.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also lend its securities.

Calvert Global Energy Research Index. CRM will derive the index universe for the Index by identifying companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources (the “Index Universe”). Companies must satisfy minimum equity market capitalization and liquidity thresholds and be significantly involved in energy-related business activities in order to be eligible for inclusion in the Index Universe. CRM selects Index components from the Index Universe that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”). The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance. The Index is owned by CRM, which also serves as investment adviser to the Fund. A company is significantly involved in energy-related business activities if (i) at least 30 percent of its total revenues or earnings are derived from the production and/or distribution of renewable energy including solar, wind, biomass, waste-to-energy, geothermal, biofuels, and hydropower (“Renewable Energy Producers/Distributors”), it provides technologies and materials that assist in the move away from fossil fuels or reduce energy consumption, such as power storage, smart grid applications, and carbon capture technologies (“Energy Technology Providers”), or it offers products and services that improve energy efficiency for residential or commercial use (“Energy Efficiency Providers”), (ii) it is a leader in energy efficiency and/or the use of renewables in the most energy intensive industries, such as the cement and steel industries (“Energy Use Leaders”), or (iii) it provides innovative solutions to global energy challenges, as defined by the relevant United Nations’ Sustainable Development Goals (“Energy Innovators”). To be included in the Index Universe, Renewable Energy Producers/Distributors, Energy Technology Providers, Energy Efficiency Providers and Energy Use Leaders must have, at the time of each Index reconstitution, a minimum market capitalization of $200 million, a minimum float-adjusted market capitalization of $150 million, and a 20-day average daily trading volume of at least $750,000 on their primary exchange. To be included in the Index Universe, Energy Innovators must have, at the time of each Index reconstitution, a minimum market capitalization of $50 million, float that equals or exceeds 30% of the issued and outstanding shares of the company, and a 20-day average daily trading volume of at least $300,000 on their primary exchange.

At each Index reconstitution and rebalance, Renewable Energy Producers/Distributors, Technology Providers, and Energy Efficiency Providers are each allocated 25% of the Index, and stocks of companies classified in these categories are weighted based on their free float, natural log-weighted market capitalization within each category. This weighting methodology seeks to limit the potential for large-cap and mega large-cap names to dominate the Index while allowing for increased exposure to small-cap and micro-cap names. At each Index reconstitution and rebalance, Energy Use Leaders and Energy Innovators are, together, allocated 25% of the Index and stocks of companies classified in these categories are equal weighted. CRM will select a maximum of 50 companies across the Energy Use Leaders and Energy Innovators categories. Within the Energy Use Leaders category, CRM will select a maximum of three companies from each energy intensive industry. Emerging market companies are limited to a 20% weight in the Index. The maximum weight of any individual security in the Index is 5%. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will be comprised of non-U.S. securities. Securities will be considered non-U.S. securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. All Index components must be listed on a stock exchange in either a developed country or an emerging market country.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will have economic exposure to the sustainable energy solutions industry through (i) the percentage of revenues or earnings of the Index components that are generated from products, services or technologies related to sustainable energy solutions or (ii) the percentage of assets of the Index components that are utilized to produce those products, deliver those services, or deploy those technologies.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.

The Fund uses a replication method of indexing. If Fund assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund concentrates (invests more than 25% of its total assets) in the sustainable energy solutions industry and normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions or that are significantly involved in the sustainable energy solutions industry. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The companies in which the Fund invests operate businesses, business units or business lines that (i) contribute to growth and innovation in renewable energy industries and the commercial adoption of renewable energy sources, including solar, wind, biomass, waste-to-energy, geothermal, biofuels, hydropower, and landfill gas recovery, (ii) manufacture technologies that minimize greenhouse gas emissions, (iii) provide energy storage solutions, (iv) distribute energy produced from renewable energy sources, (v) deliver products and services that improve energy efficiency and reduce greenhouse gas emissions across economic sectors, (vi) demonstrate leadership in the most energy-intensive industries through the minimization of their energy use and carbon footprint, (vii) are electric utility and independent power producers that are leading the transition from fossil fuels to renewable energy, or (viii) contribute to the electrification of the transportation system. The Fund does not invest in companies with significant fossil fuel reserves (including natural gas reserves) and seeks to minimize its exposure to fossil fuel extraction and nuclear energy production.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets.

Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

Passive Investment Risk.  The Fund expects to hold common stocks of each company in the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Sustainable Energy Investing Risk. Because the Fund concentrates its investments in companies in the sustainable energy solutions industry, the value of Fund shares may be affected by events that adversely affect that industry, such as technology obsolescence, short product lifecycles, falling prices and profits, competition and general economic conditions, and may fluctuate more than that of a fund that does not concentrate in sustainable energy solutions companies.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Emerging Markets Investment Risk. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve greater risks than developed market securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value. The foregoing risks are more significant for micro-cap companies.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compared with those of a spliced benchmark and two broad-based securities market indices. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Effective December 31, 2016, CRM became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.  Performance for all periods has been calculated by CRM, the Fund’s current administrator, in accordance with applicable requirements.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compared with those of a spliced benchmark and two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2017, the highest quarterly total return for Class A was 28.24% for the quarter ended June 30, 2009 and the lowest quarterly return was -33.93% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2017, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.93%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective October 4, 2016, the Fund changed its Investment Objective and Principal Investment Strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. The Calvert Global Energy Research Spliced Benchmark is comprised of the Ardour Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index incepted on July 15, 2016. Its cumulative total return from inception through December 31, 2017 was 20.91%. (Source for the MSCI All Country World Index: MSCI.) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Global Energy Solutions Fund | Calvert Global Energy Research Spliced Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.98%
5 Years	rr_AverageAnnualReturnYear05	14.92%
10 Years	rr_AverageAnnualReturnYear10	(7.60%)
Calvert Global Energy Solutions Fund | Ardour Global Alternative Energy Index (Composite) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.51%
5 Years	rr_AverageAnnualReturnYear05	13.15%
10 Years	rr_AverageAnnualReturnYear10	(8.30%)
Calvert Global Energy Solutions Fund | MSCI All Country World Index (reflects net dividends, which reflects the deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflects the deduction of withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	23.97%
5 Years	rr_AverageAnnualReturnYear05	10.79%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Calvert Global Energy Solutions Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.77%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 599
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	599
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	984
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,394
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,534
Annual Return 2008	rr_AnnualReturn2008	(58.18%)
Annual Return 2009	rr_AnnualReturn2009	23.04%
Annual Return 2010	rr_AnnualReturn2010	(20.12%)
Annual Return 2011	rr_AnnualReturn2011	(33.65%)
Annual Return 2012	rr_AnnualReturn2012	7.91%
Annual Return 2013	rr_AnnualReturn2013	33.63%
Annual Return 2014	rr_AnnualReturn2014	(10.84%)
Annual Return 2015	rr_AnnualReturn2015	(3.11%)
Annual Return 2016	rr_AnnualReturn2016	(7.73%)
Annual Return 2017	rr_AnnualReturn2017	29.41%
1 Year	rr_AverageAnnualReturnYear01	23.33%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	(9.06%)
Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.10%
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	(9.11%)
Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	(6.07%)
Calvert Global Energy Solutions Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	781
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,383
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,010
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	781
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,383
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,010
1 Year	rr_AverageAnnualReturnYear01	27.32%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	(9.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
Calvert Global Energy Solutions Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,854
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	441
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	812
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,854
1 Year	rr_AverageAnnualReturnYear01	29.64%
5 Years	rr_AverageAnnualReturnYear05	7.06%
10 Years	rr_AverageAnnualReturnYear10	(8.21%)

[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[3]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.28% for Class A, 2.03% for Class C and 0.93% for Class I. This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[4]	Applies to redemptions of Class C shares within one year of purchase.